Issued Debt Instruments and Other Financial Liabilities (Details 2) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Issued debt instruments	$ 9,500,723	$ 8,115,233	$ 7,093,653
Mortgage Finance Bonds [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	18,502	25,490
Mortgage Finance Bonds [Member] | Due Within 1 Year [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	6,013	6,830
Mortgage Finance Bonds [Member] | Due After 1 Year But Within 2 Years [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	4,944	5,946
Mortgage Finance Bonds [Member] | Due After 2 Years But Within 3 years [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	3,928	5,034
Mortgage Finance Bonds [Member] | Due After 3 Years But Within 4 Years [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	2,442	3,997
Mortgage Finance Bonds [Member] | Due After 4 Years But Within 5 Years [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	1,005	2,480
Mortgage Finance Bonds [Member] | Due After 5 Years [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	$ 170	$ 1,203